Stockholders' Equity - Reconciliation between Basic and Diluted EPS Table (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)
Net income (loss) attributable to common stockholders	$ 615	$ (456)	$ (3,071)
Income (loss) effect of TEUs	(4)	(7)	(6)
Less distributions on participating securities	5	1	1
Basic	606	(464)	(3,078)
Income (loss) effect of TEUs	(1)	(2)	(1)
Diluted	$ 605	$ (466)	$ (3,079)
Shares
Average number of common shares outstanding—basic (in shares)	504	548	522
Average number of common shares outstanding—diluted (in shares)	504	548	522
Excluded due to anti-dilutive effect (in shares)	9	11	11
Net income (loss) per common share
Basic (in usd per share)	$ 1.20	$ (0.85)	$ (5.90)
Diluted (in usd per share)	1.20	(0.85)	(5.90)
Dividends per common share (in USD per share)	$ 1.05	$ 0.2	$ 0.2